Provisions and other current liabilities - Restructuring provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
January 1	$ 0
December 31	0	$ 0
Restructuring provisions [member]
Reconciliation of changes in other provisions [abstract]
January 1	28	8	$ 3
Additions	22	32	13
Cash payments	(40)	(10)	(7)
Releases	0	(2)	(2)
Currency translation effects	0	0	1
December 31	$ 10	$ 28	$ 8